Schedule of consolidated financial statements reflect the activities (Details)	12 Months Ended
Sep. 30, 2025 MOP (MOP$)
Zenta Group Company Limited [Member]
Schedule of Investments [Line Items]
Ownership	100.00%
Lason Investment Consulting Company Limited [Member]
Schedule of Investments [Line Items]
Ownership	100.00%
Lason Management Service Limited [Member]
Schedule of Investments [Line Items]
Ownership	100.00%
Lapis Financial Technology Limited [Member]
Schedule of Investments [Line Items]
Ownership	100.00%
Zenta Group Company Limited [Member]
Schedule of Investments [Line Items]
Place of Incorporation	Macau
Issued capital	MOP$ 100,000
Lason Investment Consulting Company Limited [Member]
Schedule of Investments [Line Items]
Place of Incorporation	Macau
Issued capital	MOP$ 100,000
Lason Management Service Limited [Member]
Schedule of Investments [Line Items]
Place of Incorporation	Macau
Issued capital	MOP$ 100,000
Lapis Financial Technology Limited [Member]
Schedule of Investments [Line Items]
Place of Incorporation	Macau
Issued capital	MOP$ 100,000